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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Caledonia Investments plc

Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

13F File Number: ______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Graeme P. Denison
Title: Company Secretary
Phone: 44-20-7802-8080

Signature, Place, and Date of Signing:


   /s/ GRAEME P. DENISON          London, England        January 22, 2009
----------------------------   --------------------   --------------------
          Signature                 City, State                 Date

Report Type (Check only one.):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total (000): $62,135

List of Other Included Managers:

None

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                            Caledonia Investments plc
                                    Form 13F
                                December 31, 2008

                                                                                                       VOTING AUTHORITY
                      TITLE OF               VALUE     SHRS OR          PUT/  INVESTMENT    OTHER   -----------------------
   NAME OF ISSUER      CLASS      CUSIP    (X$1,000)   PRN AMT   SH/PN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------  ---------  ---------  ---------  ---------  -----  ----  ----------  --------  ---------  ------  ----
Bristow Group, Inc.   Common    110394103   $51,158   1,909,600    SH            SOLE               1,909,600
Bristow Group, Inc.  Preferred  110394400   $10,977     300,000    SH            SOLE                 300,000